Transfers of Financial Assets - Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Repurchase agreements and securities lending transactions [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	¥ 17,619,448	¥ 16,074,462
Carrying amount of associated liabilities	14,266,491	12,729,762
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	0	0
Fair value of associated liabilities	0	0
Net position	0	0
Loans and advances [member] | Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,405,542	1,477,854
Carrying amount of associated liabilities	1,087,079	1,157,260
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,442,378	1,574,740
Fair value of associated liabilities	1,056,219	1,159,727
Net position	386,159	415,013
Loans and advances [member] | Corporate loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,044,583	994,486
Carrying amount of associated liabilities	988,678	933,721
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,051,706	1,003,126
Fair value of associated liabilities	988,678	933,721
Net position	¥ 63,028	¥ 69,405